Commitments and contingencies - Contingencies (Details) - Legal proceedings - EUR (€) € in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2016	Jul. 31, 2016	Oct. 31, 2014	Jul. 31, 2014	Mar. 31, 2018
Commitments and contingencies
Litigation Settlement	€ 12.6	€ 12.6	€ 9.9	€ 9.9
Minimum
Commitments and contingencies
Period of appeal proceedings					2 years
Maximum
Commitments and contingencies
Period of appeal proceedings					4 years